Expense Example - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Multi-Asset Income Fund - Class A
Expense Example:
1 year	$ 507
3 years	733
5 years	977
10 years	1,676
Fidelity Advisor Multi-Asset Income Fund - Class M
Expense Example:
1 year	506
3 years	730
5 years	972
10 years	1,664
Fidelity Advisor Multi-Asset Income Fund - Class C
Expense Example:
1 year	287
3 years	579
5 years	995
10 years	1,962
Fidelity Advisor Multi-Asset Income Fund - Class I
Expense Example:
1 year	86
3 years	268
5 years	466
10 years	1,037
Fidelity Advisor Multi-Asset Income Fund - Class Z
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	$ 918